Provisions - Foreign Office Guarantees and Standby Letters of Credit - ECL Exposures (Details) - Foreign office guarantees and standby letters of credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 428	$ 256
Net change on exposures	(348)	208
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(1)	(70)
Changes to models and assumptions	(25)
Foreign exchange adjustments	9	34
Exposure as at ending of period	63	428
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	428	256
Net change on exposures	(366)	152
Transfer to Stage 1	8	60
Transfer to Stage 2	(6)	(14)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(1)	(56)
Changes to models and assumptions	(32)
Foreign exchange adjustments	10	30
Exposure as at ending of period	41	428
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures		(1)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments		1
Exposure as at ending of period
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures	18
Transfer to Stage 1	(8)
Transfer to Stage 2	6	14
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		(14)
Changes to models and assumptions	7
Foreign exchange adjustments	(1)
Exposure as at ending of period	22
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures		57
Transfer to Stage 1		(60)
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments		3
Exposure as at ending of period
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period